CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (DEFICIT) (Parenthetical) (USD $) In Thousands	12 Months Ended
Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (DEFICIT)
Capital transaction with EchoStar in connection with purchases of strategic investments, tax	$ 2,895